UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end:   December 31

Date of reporting period:   December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
with Report of Independent
Registered Public Accounting Firm
For the Year Ended December 31, 2019
Beginning on January 1, 2021, and as permitted by a rule adopted by the Securities and Exchange Commission, paper copies of the Company’s shareholder reports like this one will no longer be sent to you by mail, unless you specifically request that the Company or your financial intermediary send you paper copies of these reports. Instead, shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and will be provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications from the Company by contacting your financial advisor or, if you own your shares through a financial intermediary, by contacting your financial intermediary.
You may elect to receive all future shareholder reports of the Company in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting your financial advisor. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports.

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Year Ended December 31, 2019

Report of Independent Registered Public Accounting Firm
To the Members and Board of Managers of
Advantage Advisers Xanthus Fund, L.L.C.
Opinion on the Financial Statements
We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, purchased options, securities sold, not yet purchased and swap contracts, as of December 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall
A member firm of Ernst & Young Global Limited

presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Advantage Advisers Management, LLC investment companies since 1996.
Philadelphia, Pennsylvania
February 27, 2020

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2019
Assets
Investments in securities, at fair value (cost $1,383,140,773)	$2,193,188,995
Purchased options, at fair value (cost of $124,146,211)	126,013,990
Cash and cash equivalents (including United States Dollars of $264,331,843 and Hong Kong Dollars of $4,587,979 with a cost of $4,566,641 of which $112,860,213 is restricted cash)	268,919,822
Due from broker (including United States Dollars of $482,874,513, Canadian Dollars of $967,068 with a cost of $943,885, Euros of $402,334 with a cost of $395,470, Hong Kong Dollars of $12,696,275 with a cost of $12,659,608 and Japanese Yen of $10,039,919 with a cost of $9,958,681)	506,980,109
Receivable for investment securities sold	199,331,804
Unrealized gain on total return swap contracts	86,189,982
Dividends receivable	3,182,996
Interest receivable	1,357,847
Other assets	126,971
Total assets	3,385,292,516
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,019,983,379)	1,004,565,716
Withdrawals payable (see note 3)	158,297,725
Payable for investment securities purchased	119,917,270
Due to broker (including United States Dollars of $74,770,150, Euros of $4,247 with a cost of $4,247 and Japanese Yen of $1,132,776 with a cost of $1,123,377)	75,907,173
Unrealized loss on total return swap contracts	13,311,573
Dividends payable on securities sold, not yet purchased	1,713,553
Accounting and investor services fees payable	198,378
Accrued expenses	2,706,643
Total liabilities	1,376,618,031
Members’ Capital	$2,008,674,485
Members’ Capital
Represented by:
Net capital contributions	$975,920,336
Total earnings (loss)	1,032,754,149
Members’ Capital	$2,008,674,485
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			December 31, 2019 Fair Value
	Investment in Securities – 109.19%
	Common Stock – 109.19%
	United States – 79.92%
	Aerospace / Defense – 5.93%
76,838	Northrop Grumman Corp.		$26,429,967
86,895	Raytheon Co.		19,094,307
98,245	The Boeing Co.	(a)	32,004,291
74,436	Transdigm Group, Inc.*		41,684,160
			119,212,725
	Applications Software – 4.85%
77,555	Elastic NV*		4,986,787
393,530	Five9, Inc.*		25,807,697
270,776	Microsoft Corp.	(a)	42,701,375
531,321	Smartsheet, Inc., Class A*		23,866,939
			97,362,798
	Building Products - Cement / Aggregate – 2.31%
79,748	Martin Marietta Materials, Inc.	(a)	22,300,731
167,823	Vulcan Materials Co.*		24,164,834
			46,465,565
	Coatings / Paint – 0.80%
27,557	The Sherwin – Williams Co.		16,080,612
	Commercial Services – 0.73%
54,375	Cintas Corp.		14,631,225
	Commercial Services - Finance – 4.52%
369,389	Avalara, Inc.*	(a)	27,057,744
240,950	Global Payments, Inc.	(a)	43,987,832
30,594	S&P Global, Inc.		8,353,692
133,502	TransUnion		11,429,106
			90,828,374
	Computer Aided Design – 11.21%
168,139	Altair Engineering, Inc., Class A*		6,037,872
84,242	ANSYS, Inc.*		21,684,733
384,052	Aspen Technology, Inc.*	(a)	46,443,408
94,323	Autodesk, Inc.*		17,304,498
992,453	Cadence Design Systems, Inc.*	(a)	68,836,540
465,864	Synopsys, Inc.*	(a)	64,848,269
			225,155,320
	Computer Services – 0.48%
232,385	Parsons Corp.*		9,592,853

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 2.02%
660,398	SS&C Technologies Holdings, Inc.	(a)	$40,548,437
	Data Processing / Management – 1.01%
146,310	Fidelity National Information Services, Inc.		20,350,258
	E-Commerce / Products – 3.33%
36,175	Amazon.com, Inc.*	(a)	66,845,612
	Electronic Components - Semiconductors – 1.31%
270,394	Xilinx, Inc.		26,436,421
	Enterprise Software / Services – 3.65%
235,046	Alteryx, Inc., Class A*		23,521,053
229,749	Ceridian HCM Holding, Inc.*		15,595,362
225,739	Coupa Software, Inc.*	(a)	33,014,329
30,405	Datadog, Inc., Class A*		1,148,701
			73,279,445
	Entertainment Software – 2.55%
582,985	Activision Blizzard, Inc.	(a)	34,640,969
94,407	Electronic Arts, Inc.*		10,149,696
52,428	Take-Two Interactive Software, Inc.*		6,418,760
			51,209,425
	Finance - Credit Card – 4.09%
139,756	Mastercard, Inc., Class A	(a)	41,729,744
214,759	Visa, Inc., Class A	(a)	40,353,216
			82,082,960
	Finance - Investment Banker / Broker – 0.65%
282,758	Tradeweb Markets, Inc., Class A		13,105,833
	Finance - Other Services – 3.59%
73,982	CME Group, Inc.		14,849,667
618,304	Intercontinental Exchange Group, Inc.	(a)	57,224,035
			72,073,702
	Human Resources – 0.73%
122,300	Paylocity Holding Corp.*		14,776,286
	Internet Application Software – 2.72%
478,885	Anaplan, Inc.*		25,093,574
256,531	Okta, Inc.*		29,595,982
			54,689,556

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Content - Entertainment – 3.36%
328,467	Facebook, Inc. – Class A*	(a)	$67,417,852
	Internet Telephony – 3.05%
363,015	RingCentral, Inc., Class A*	(a)	61,229,740
	Linen Supply & Related Items – 0.11%
11,346	UniFirst Corp/MA		2,291,665
	Medical - Biomedical / Genetics – 2.70%
108,551	Acceleron Pharma, Inc.*		5,755,374
83,084	Akero Therapeutics, Inc.*		1,844,049
80,728	Alnylam Pharmaceuticals, Inc.*		9,297,444
83,185	Applied Therapeutics, Inc.*		2,269,287
63,789	Blueprint Medicines Corp.*		5,110,137
79,766	Deciphera Pharmaceuticals, Inc.*		4,964,636
518,053	Immunomedics, Inc.*		10,962,002
113,402	Magenta Therapeutics, Inc.*		1,719,174
113,213	Stemline Therapeutics, Inc.*		1,203,454
258,548	Ultragenyx Pharmaceutical, Inc.*	(a)	11,042,585
			54,168,142
	Medical - Drugs – 0.57%
187,114	TG Therapeutics, Inc.*		2,076,965
139,709	Tricida, Inc.*		5,272,618
66,339	Turning Point Therapeutics, Inc.*		4,132,256
			11,481,839
	REITs - Diversified – 3.84%
152,563	American Tower Corp.		35,062,029
71,964	Equinix, Inc.		42,005,387
			77,067,416
	Retail - Restaurants – 2.06%
33,425	Chipotle Mexican Grill, Inc.*	(a)	27,980,402
132,577	Yum! Brands, Inc.		13,354,481
			41,334,883
	Semiconductor Components - Integrated Circuits – 1.85%
312,166	Analog Devices, Inc.	(a)	37,097,807
	Semiconductor Equipment – 5.68%
296,902	Applied Materials, Inc.		18,122,898
171,163	KLA Corp.	(a)	30,496,112
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – (continued)
121,593	Lam Research Corp.	(a)	$35,553,793
438,453	Teradyne, Inc.	(a)	29,898,110
			114,070,913
	Therapeutics – 0.22%
93,303	Agios Pharmaceuticals, Inc.*		4,455,218
	Total United States (Cost $951,212,743)		$1,605,342,882
	Brazil – 0.16%
	Investment Management / Advisory Services – 0.16%
83,107	XP, Inc., Class A*		3,201,282
	Total Brazil (Cost $2,680,151)		$3,201,282
	Canada – 2.89%
	Retail - Restaurants – 0.73%
230,486	Restaurant Brands International, Inc.	(a)	14,698,092
	Web Hosting / Design – 2.16%
108,837	Shopify, Inc., Class A*		43,271,415
	Total Canada (Cost $53,185,785)		$57,969,507
	China – 10.02%
	Coffee – 1.48%
754,092	Luckin Coffee, Inc. - Sponsored ADR*		29,681,061
	E-Commerce / Products – 5.32%
161,775	Alibaba Group Holding, Ltd. - Sponsored ADR*		34,312,478
708,397	JD.com, Inc. - Sponsored ADR*		24,956,826
3,645,100	Meituan Dianping, Class B*		47,670,075
			106,939,379
	Entertainment Software – 0.32%
344,561	Bilibili, Inc. - Sponsored ADR*		6,415,726
	Internet Content - Entertainment – 0.22%
83,820	JOYY, Inc. - Sponsored ADR*		4,424,858
	Internet Content - Information / Networks – 1.50%
626,000	Tencent Holdings, Ltd.		30,176,031
	Schools – 1.18%
195,158	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		23,662,907
	Total China (Cost $132,310,212)		$201,299,962

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	France – 4.03%
	Aerospace / Defense - Equipment – 3.55%
349,078	Airbus SE	$51,127,290
130,628	Safran SA	20,183,610
		71,310,900
	Entertainment Software – 0.48%
139,778	UBISOFT Entertainment SA*	9,661,952
	Total France (Cost $66,525,033)	$80,972,852
	Germany – 2.20%
	Athletic Footwear – 2.20%
135,518	adidas AG	44,084,073
	Total Germany (Cost $29,817,817)	$44,084,073
	Japan – 6.01%
	Audio / Video Products – 2.91%
375,200	Panasonic Corp.	3,554,345
806,100	Sony Corp.	54,897,134
		58,451,479
	Cosmetics & Toiletries – 0.39%
109,000	Shiseido Co., Ltd.	7,805,273
	Finance - Other Services – 1.17%
1,328,678	Japan Exchange Group, Inc.	23,596,490
	Metal Products - Distribution – 0.49%
395,853	MISUMI Group, Inc.	9,914,993
	Web Portals / ISP – 1.05%
4,960,403	Z Holdings Corp.	21,042,059
	Total Japan (Cost $92,075,973)	$120,810,294
	Netherlands – 0.60%
	Semiconductor Components - Integrated Circuits – 0.60%
94,501	NXP Semiconductor NV	12,026,197
	Total Netherlands (Cost $10,492,466)	$12,026,197
	Singapore – 2.12%
	Entertainment Software – 2.12%
1,060,870	Sea, Ltd. - Sponsored ADR*	42,668,191
	Total Singapore (Cost $23,176,022)	$42,668,191

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	Taiwan – 1.24%
	Semiconductor Components – Integrated Circuits – 1.24%
427,087	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	$24,813,755
	Total Taiwan (Cost $21,664,571)	$24,813,755
	Total Common Stock (Cost $1,383,140,773)	$2,193,188,995
	Total Investments in Securities (Cost $1,383,140,773) – 109.19%	$2,193,188,995
	Total Purchased Options (Cost $124,146,211) – 6.27%	126,013,990
	Total Securities Sold, Not Yet Purchased (Proceeds $1,019,983,379) – (50.01)%	(1,004,565,716)
	Other Assets, in Excess of Liabilities – 34.55%**	694,037,216
	Members’ Capital – 100.00%	$2,008,674,485

(a)
Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased (see note 6).

*
Non-income producing security.

**
Includes $264,331,843 invested in a U.S. Dollar Cash Reserve Account at Bank of New York Mellon (the “Custodian”), which is 13.16% of Members’ Capital, and foreign currency with a U.S. Dollar value of  $4,587,979 held in a Foreign Cash Account with the Custodian, which is 0.23% of Members’ Capital. $112,860,213 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Aerospace / Defense	5.93
Aerospace / Defense - Equipment	3.55
Applications Software	4.85
Athletic Footwear	2.20
Audio / Video Products	2.91
Building Products - Cement / Aggregate	2.31
Coatings / Paint	0.80
Coffee	1.48
Commercial Services - Finance	4.52
Commercial Services	0.73
Computer Aided Design	11.21
Computer Services	0.48
Computer Software	2.02
Cosmetics & Toiletries	0.39
Data Processing/Management	1.01
E-Commerce / Products	8.65
Electronic Components - Semiconductors	1.31
Enterprise Software / Services	3.65
Entertainment Software	5.47
Finance - Credit Card	4.09
Finance - Investment Banker / Broker	0.65
Investments in Securities – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Finance - Other Services	4.76
Human Resources	0.73
Internet Application Software	2.72
Internet Content - Entertainment	3.58
Internet Content - Information / Networks	1.50
Internet Telephony	3.05
Investment Management / Advisory Services	0.16
Linen Supply & Related Items	0.11
Medical - Biomedical / Genetics	2.70
Medical - Drugs	0.57
Metal Products - Distribution	0.49
REITs - Diversified	3.84
Retail - Restaurants	2.79
Schools	1.18
Semiconductor Components - Integrated Circuits	3.69
Semiconductor Equipment	5.68
Therapeutics	0.22
Web Hosting / Design	2.16
Web Portals / ISP	1.05
Total Investments in Securities	109.19%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2019 Fair Value
			Purchased Options – 6.27%
			Equity Options – 6.24%
			Equity Call Options – 3.99%
			United States – 3.27%
			Advertising Services – 0.34%
$50,625,000	1,875	07/17/2020 $270	The Trade Desk, Inc.	$6,750,000
			Aerospace / Defense – 0.01%
13,230,000	378	03/20/2020 $350	The Boeing Co.	281,610
			Aerospace / Defense - Equipment – 0.26%
22,704,000	1,892	02/21/2020 $120	United Technologies Corp.	5,278,680
			Auto - Cars / Light Trucks – 0.05%
18,756,000	18,756	01/15/2021 $10	Ford Motor Co.	1,050,336
			Beverages - Non-Alcoholic – 0.16%
18,940,500	1,403	06/19/2020 $135	PepsiCo, Inc.	918,965
29,799,000	5,676	06/19/2020 $52.50	The Coca-Cola Co.	2,253,372
				3,172,337
			Commercial Services - Finance – 0.02%
28,312,500	3,775	03/20/2020 $75	Square, Inc., Class A	358,625
			Computers – 0.50%
108,157,500	3,933	03/20/2020 $275	Apple, Inc.	10,092,078
			Consumer Products - Miscellaneous – 0.02%
27,550,000	1,900	04/17/2020 $145	Kimberly-Clark Corp.	399,000
			Cosmetics & Toiletries – 0.33%
67,260,000	5,605	01/15/2021 $120	The Procter & Gamble Co.	6,529,825
			Diversified Manufacturing Operations – 0.03%
11,352,000	9,460	06/19/2020 $12	General Electric Co.	681,120
			E-Commerce / Products – 0.21%
31,185,000	189	03/20/2020 $1,650	Amazon.com, Inc.	4,180,680

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			E-Commerce / Services – 0.03%
$9,799,250	2,063	04/17/2020 $47.50	Lyft, Inc., Class A	$536,380
			Electronic Components - Semiconductors – 0.15%
20,790,000	945	06/19/2020 $220	NVIDIA Corp.	3,042,900
			Food - Miscellaneous / Diversified – 0.14%
7,504,000	938	08/21/2020 $80	Beyond Meat, Inc.	1,111,530
14,130,000	2,826	01/15/2021 $50	General Mills, Inc.	1,653,210
				2,764,740
			Internet Content - Entertainment – 0.40%
21,135,500	1,031	03/20/2020 $205	Facebook, Inc., Class A	1,144,410
42,778,500	1,501	03/20/2020 $285	Netflix, Inc.	6,858,069
				8,002,479
			Medical - Biomedical / Genetics – 0.21%
28,150,000	1,126	06/19/2020 $250	Amgen, Inc.	1,064,070
29,326,000	946	03/20/2020 $310	Illumina, Inc.	3,197,480
				4,261,550
			REITs - Storage – 0.00%
33,960,000	1,415	03/20/2020 $240	Public Storage	70,750
			Retail - Building Products – 0.38%
37,320,000	3,732	04/17/2020 $100	Lowe’s Cos., Inc.	7,721,508
			Web Portals / ISP – 0.03%
6,086,500	47	06/19/2020 $1,295	Alphabet, Inc., Class A	517,000
			Total United States (Cost $59,416,048)	$65,691,598

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Argentina – 0.56%
			E-Commerce / Services – 0.56%
$70,992,000	1,392	03/20/2020 $510	MercadoLibre, Inc.	$11,275,200
			Total Argentina (Cost $12,573,990)	$11,275,200
			Canada – 0.16%
			Medical-Drugs – 0.03%
4,710,000	1,884	06/19/2020 $25	Canopy Growth Corp.	357,960
5,181,000	1,884	06/19/2020 $27.50	Canopy Growth Corp.	263,760
				621,720
			Web Hosting / Design – 0.13%
5,184,000	192	02/21/2020 $270	Shopify, Inc.	2,482,752
			Total Canada (Cost $2,503,088)	$3,104,472
			Total Equity Call Options (Cost $74,493,126)	$80,071,270
			Equity Put Options – 2.25%
			United States – 2.21%
			Growth & Income - Large Cap – 2.21%
907,536,000	32,412	06/19/2020 $280	SPDR S&P 500 ETF Trust	11,700,732
1,078,608,500	36,563	09/18/2020 $295	SPDR S&P 500 ETF Trust	32,723,885
				44,424,617
			Total United States (Cost $47,405,641)	$44,424,617
			China – 0.04%
			Internet Contenet - Entertainment – 0.04%
7,060,000	1,412	04/17/2020 $50	Weibo Corp.	875,440
			Total China (Cost $1,324,511)	$875,440
			Total Equity Put Options (Cost $48,730,152)	$45,300,057
			Total Equity Options (Cost $123,223,278)	$125,371,327

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2019 Fair Value
			Purchased Options – (continued)
			Currency Put Options – 0.03%
			United States – 0.03%
$9,629,523	133,743,372	06/19/2020 $7.20	USD-CNH	$642,663
			Total United States (Cost $922,933)	$642,663
			Total Currency Put Options (Cost $922,933)	$642,663
			Total Purchased Options (Cost $124,146,211)	$126,013,990

CNH
Chinese RenminbiYuan

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (concluded)

Purchased Options – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Advertising Services	0.34
Aerospace / Defense	0.01
Aerospace / Defense - Equipment	0.26
Auto - Cars / Light Trucks	0.05
Beverages - Non-Alcoholic	0.16
Commercial Services -Finance	0.02
Computers	0.50
Consumer Products - Miscellaneous	0.02
Cosmetics & Toiletries	0.33
Currency	0.03
Diversified Manufacturing Operations	0.03
E-Commerce / Products	0.21
Purchased Options – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
E-Commerce / Services	0.59
Electronic Components - Semiconductors	0.15
Food -Miscellaneous / Diversified	0.14
Growth & Income - Large Cap	2.21
Internet Content - Entertainment	0.44
Medical - Biomedical / Genetics	0.21
Medical - Drugs	0.03
REITs - Storage	0.00
Retail - Building Products	0.38
Web Hosting / Design	0.13
Web Portals / ISP	0.03
Total Purchased Options	6.27%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2019 Fair Value
	Securities Sold, Not Yet Purchased – 50.01%
	Common Stock – 50.01%
	United States – 38.29%
	Advertising Agencies – 0.99%
201,270	Omnicom Group, Inc.	$16,306,895
157,575	The Interpublic Group of Cos, Inc.	3,639,983
		19,946,878
	Advertising Services – 1.36%
104,976	The Trade Desk, Inc.*	27,270,665
	Apparel Manufacturers – 0.73%
732,227	Hanesbrands, Inc.	10,873,571
138,700	Tapestry, Inc.	3,740,739
		14,614,310
	Auto - Cars / Light Trucks – 0.37%
806,975	Ford Motor Co.	7,504,868
	Beverages - Non-alcoholic – 1.65%
82,840	PepsiCo, Inc.	11,321,743
392,775	The Coca-Cola Co.	21,740,096
		33,061,839
	Commercial Services - Finance – 0.85%
210,483	H&R Block, Inc.	4,942,141
195,351	Square, Inc., Class A*	12,221,158
		17,163,299
	Communications Software – 0.12%
106,270	Slack Technologies, Inc., Class A*	2,388,950
	Computer Data Security – 0.38%
57,159	Qualys, Inc.*	4,765,346
37,705	Varonis Systems, Inc.*	2,930,055
		7,695,401
	Computer Software – 1.82%
75,574	Citrix Systems, Inc.	8,381,157
60,651	Splunk, Inc.*	9,083,700
211,576	Teradata Corp.*	5,663,889
136,638	Twilio, Inc., Class A*	13,428,783
		36,557,529
	Consumer Products - Miscellaneous – 0.59%
86,100	Kimberly-Clark Corp.	11,843,055
	Cosmetics & Toiletries – 1.26%
202,891	The Procter & Gamble Co.	25,341,086
	Dental Supplies & Equipment – 0.02%
18,900	Patterson Cos., Inc.	387,072
	Diversified Manufacturing Operations – 0.22%
388,779	General Electric Co.	4,338,774

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Services – 0.19%
33,741	TripAdvisor, Inc.*	$1,025,052
94,156	Uber Technologies, Inc.*	2,800,199
		3,825,251
	Electric - Integrated – 0.86%
108,537	Consolidated Edison, Inc.	9,819,342
116,023	The Southern Co.	7,390,665
		17,210,007
	Electronic Components - Semiconductors – 4.99%
187,590	Intel Corp.	11,227,262
81,271	NVIDIA Corp.	19,123,066
545,246	Texas Instruments, Inc.	69,949,609
		100,299,937
	Enterprise Software / Services – 1.18%
150,083	Oracle Corp.	7,951,398
95,825	Workday, Inc., Class A*	15,758,421
		23,709,819
	Finance - Credit Card – 0.95%
712,948	The Western Union Co.	19,092,747
	Food - Confectionery – 0.19%
37,524	The J.M. Smucker Co.	3,907,374
	Food - Miscellaneous / Diversified – 0.82%
52,529	Beyond Meat, Inc.*	3,971,192
67,491	Campbell Soup Co.	3,335,405
171,105	General Mills, Inc.	9,164,384
		16,470,981
	Footwear & Related Apparel – 0.16%
95,345	Wolverine World Wide, Inc.	3,216,940
	Health & Biotechnology – 0.96%
160,650	iShares Nasdaq Biotechnology ETF	19,359,932
	Human Resources – 0.14%
45,021	Robert Half International, Inc.	2,843,076
	Internet Content - Entertainment – 1.78%
110,579	Netflix, Inc.*	35,780,047
	Internet Infrastructure Software – 0.13%
18,900	F5 Networks, Inc.*	2,639,385
	Investment Management / Advisory Services – 1.21%
417,879	Franklin Resources, Inc.	10,856,496
263,520	Invesco, Ltd.	4,738,090
70,814	T Rowe Price Group, Inc.	8,627,978
		24,222,564

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – 1.91%
71,563	Amgen, Inc.	$17,251,693
63,314	Illumina, Inc.*	21,003,786
		38,255,479
	Medical - Drugs – 0.52%
92,495	AbbVie, Inc.	8,189,507
56,014	Pfizer, Inc.	2,194,629
		10,384,136
	Motorcycle / Motor Scooter – 0.24%
128,738	Harley-Davidson, Inc.	4,787,766
	Office Automation & Equipment – 0.19%
105,842	Xerox Holdings Corp.	3,902,395
	Real Estate Management / Services – 0.11%
227,800	Realogy Holdings Corp.	2,205,104
	REITs - Diversified – 0.25%
75,764	Vornado Realty Trust	5,038,306
	REITs - Health Care – 0.73%
171,933	Healthpeak Properties, Inc.	5,926,531
151,852	Ventas, Inc.	8,767,934
		14,694,465
	REITs - Office Property – 0.54%
27,674	Boston Properties, Inc.	3,815,138
75,915	SL Green Realty Corp.	6,975,070
		10,790,208
	REITs - Regional Malls – 0.56%
76,017	Simon Property Group, Inc.	11,323,492
	REITs - Shopping Centers – 0.87%
77,579	Federal Realty Investment Trust	9,986,745
118,184	Regency Centers Corp.	7,456,228
		17,442,973
	REITs - Storage – 1.32%
58,591	Extra Space Storage, Inc.	6,188,381
95,564	Public Storage	20,351,310
		26,539,691
	Retail - Apparel / Shoes – 0.31%
26,930	Ascena Retail Group, Inc.	206,419
163,579	Chico’s FAS, Inc.	623,236
44,736	The Children’s Place, Inc.	2,796,895
93,793	The Gap, Inc.	1,658,260
221,835	Tailored Brands, Inc.	918,397
		6,203,207

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Arts & Crafts – 0.13%
316,572	The Michaels Cos., Inc.*	$2,561,067
	Retail - Bedding – 0.11%
121,794	Bed, Bath & Beyond, Inc.	2,107,036
	Retail - Home Furnishings – 0.15%
96,706	La-Z-Boy, Inc.	3,044,305
	Retail - Major Department Store – 0.50%
245,020	Nordstrom, Inc.	10,028,669
	Retail - Miscellaneous / Diversified – 0.24%
259,708	Sally Beauty Holdings, Inc.*	4,739,671
	Retail - Perfume & Cosmetics – 0.44%
35,172	Ulta Beauty, Inc.*	8,903,440
	Retail - Regional Department Stores – 0.42%
20,670	Dillard’s, Inc., Class A	1,518,831
135,385	Kohl’s Corp.	6,897,866
		8,416,697
	Retail - Restaurants – 0.30%
153,257	The Cheesecake Factory, Inc.	5,955,567
	Sector Fund - Technology – 2.33%
132,303	Ishares Expanded Tech-Software Sector ETF	30,831,891
113,400	Vaneck Vectors Semiconductor ETF	16,035,894
		46,867,785
	Semiconductor Components - Integrated Circuits – 0.35%
114,316	Maxim Integrated Products, Inc.	7,031,577
	Transport - Services – 1.85%
173,496	C.H. Robinson Worldwide, Inc.	13,567,387
53,000	FedEx Corp.	8,014,130
132,810	United Parcel Service, Inc., Class B	15,546,739
		37,128,256
	Total United States (Proceeds $770,691,229)	$769,043,078

	Argentina – 0.79%
	E-Commerce / Services – 0.79%
27,800	MercadoLibre, Inc.*	15,899,932
	Total Argentina (Proceeds $16,050,513)	$15,899,932

	Australia – 0.41%
	Enterprise Software / Services – 0.41%
69,042	Atlassian Corp PLC*	8,308,514
	Total Australia (Proceeds $8,751,360)	$8,308,514

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	Brazil – 1.13%
	Commercial Services – Finance – 0.11%
56,940	StoneCo, Ltd.*	$2,271,337
	Finance - Credit Card – 1.02%
600,287	Pagseguro Digital, Ltd.*	20,505,804
	Total Brazil (Proceeds $22,703,606)	$22,777,141

	Canada – 0.35%
	Medical - Drugs – 0.35%
333,323	Canopy Growth Corp.*	7,028,795
	Total Canada (Proceeds $13,907,158)	$7,028,795

	China – 1.03%
	E-Commerce / Products – 0.04%
19,509	Pinduoduo, Inc. - Sponsored ADR*	737,830
	Entertainment Software – 0.19%
215,615	Huya, Inc. - Sponsored ADR*	3,870,289
	Internet Content - Information / Networks – 0.04%
69,918	Tencent Music Entertainment Group - Sponsored ADR*	820,837
	Metal - Aluminum – 0.08%
4,170,000	China Zhongwang Holdings, Ltd.	1,664,404
	Semiconductor Components - Integrated Circuits – 0.09%
1,128,000	Semiconductor Manufacturing International Corp.*	1,728,525
	Web Hosting / Design – 0.30%
183,412	Baozun, Inc. - Sponsored ADR*	6,074,606
	Wireless Equipment – 0.29%
4,160,000	Xiaomi Corp., Class B*	5,755,384
	Total China (Proceeds $21,404,617)	$20,651,875

	France – 0.46%
	Advertising Services – 0.46%
204,126	Publicis Groupe SA	9,247,745
	Total France (Proceeds $12,169,324)	$9,247,745

	Germany – 0.90%
	Auto - Cars / Light Trucks – 0.90%
93,712	Bayerische Motoren Werke AG	7,693,722
188,367	Daimler AG	10,438,890
		18,132,612
	Total Germany (Proceeds $18,174,863)	$18,132,612

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	Hong Kong – 1.76%
	Commercial Banks - Non U.S. – 0.40%
385,300	Hang Seng Bank, Ltd.	$7,961,357
	Electric - Integrated – 0.88%
357,500	CLP Holdings, Ltd.	3,757,700
1,916,000	Power Assets Holdings, Ltd.	14,016,274
		17,773,974
	Gas - Distribution – 0.48%
4,952,514	Hong Kong & China Gas Co., Ltd.	9,673,921
	Total Hong Kong (Proceeds $34,424,551)	$35,409,252

	Israel – 1.26%
	Computer Data Security – 1.26%
227,842	Check Point Software Technologies, Ltd.*	25,281,348
	Total Israel (Proceeds $27,102,602)	$25,281,348

	Japan – 2.89%
	Advertising Services – 0.16%
94,000	Dentsu Group, Inc.	3,265,240
	Cellular Telecommunications – 0.19%
137,700	NTT DOCOMO, Inc.	3,849,391
	Electric - Integrated – 0.09%
132,500	Chubu Electric Power Co., Inc.	1,879,446
	Gas - Distribution – 0.34%
275,000	Tokyo Gas Co., Ltd.	6,709,570
	Office Automation & Equipment – 1.39%
868,500	Canon, Inc.	23,867,267
265,400	Seiko Epson Corp.	4,041,748
		27,909,015
	Semiconductor Equipment – 0.72%
75,000	Advantest Corp.	4,251,208
46,300	Tokyo Electron, Ltd.	10,193,030
		14,444,238
	Total Japan (Proceeds $59,882,737)	$58,056,900

	Netherlands – 0.46%
	Semiconductor Equipment – 0.46%
31,015	ASML Holding NV	9,178,579
	Total Netherlands (Proceeds $9,167,692)	$9,178,579

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2019 Fair Value
	Common Stock – (continued)
	Switzerland – 0.28%
	Electronic Components - Semiconductors – 0.28%
206,241	STMicroelectronics NV	$5,549,945
	Total Switzerland (Proceeds $5,553,127)	$5,549,945
	Total Securities Sold, Not Yet Purchased (Proceeds $1,019,983,379)	$1,004,565,716

*
Non-income producing security.

ADR
American Depository Receipt

ETF
Eschange-Traded Fund

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Advertising Agencies	0.99
Advertising Services	1.98
Apparel Manufacturers	0.73
Auto - Cars / Light Trucks	1.27
Beverages - Non-Alcoholic	1.65
Cellular Telecommunications	0.19
Commercial Banks - Non-US	0.40
Commercial Services - Finance	0.96
Communications Software	0.12
Computer Data Security	1.64
Computer Software	1.82
Consumer Products - Miscellaneous	0.59
Cosmetics & Toiletries	1.26
Dental Supplies & Equipment	0.02
Diversified Manufacturing Operations	0.22
E-Commerce / Products	0.04
E-Commerce / Services	0.98
Electric - Integrated	1.83
Electronic Components - Semiconductors	5.27
Enterprise Software / Services	1.59
Entertainment Software	0.19
Finance - Credit Card	1.97
Food - Confectionery	0.19
Food - Miscellaneous / Diversified	0.82
Footwear & Related Apparel	0.16
Gas - Distribution	0.82
Health & Biotechnology	0.96
Human Resources	0.14
Internet Content - Entertainment	1.78
Internet Content - Information / Networks	0.04
Internet Infrastructure Software	0.13
Securities Sold, Not Yet Purchased – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Investment Management / Advisory Services	1.21
Medical - Biomedical / Genetics	1.91
Medical - Drugs	0.87
Metal - Aluminum	0.08
Motorcycle / Motor Scooter	0.24
Office Automation & Equipment	1.58
Real Estate Management / Services	0.11
REITs - Diversified	0.25
REITs - Health Care	0.73
REITs - Office Property	0.54
REITs - Regional Malls	0.56
REITs - Shopping Centers	0.87
REITs - Storage	1.32
Retail - Apparel / Shoes	0.31
Retail - Arts & Crafts	0.13
Retail - Bedding	0.11
Retail - Home Furnishings	0.15
Retail - Major Department Stores	0.50
Retail - Miscellaneous / Diversified	0.24
Retail - Perfume & Cosmetics	0.44
Retail - Regional Department Stores	0.42
Retail - Restaurants	0.30
Sector Fund - Technology	2.33
Semiconductor Components - Integrated Circuits	0.44
Semiconductor Equipment	1.18
Transport - Services	1.85
Web Hosting / Design	0.30
Wireless Equipment	0.29
Total Securities Sold, Not Yet Purchased	50.01%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Gain***
	Swap Contracts – 3.63%
	Total Return Swap Contracts - Unrealized Gain – 4.29%
	United States – 2.29%
	Investment Companies – 0.47%
$13,035,240	6/3/2024	The Carlyle Group, Inc.	$9,444,780
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Private Equity – 0.08%
26,201,254	6/3/2024	KKR & Co., Inc., Class A	1,646,953
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.53%**.
	Web Portals / ISP – 1.74%
40,335,023	6/3/2024	Alphabet, Inc., Class A	34,856,446
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$45,948,179

	Australia – 0.27%
	Commercial Banks - Non-US – 0.27%
(14,491,480)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	1,156,459

Agreement with Morgan Stanley, dated
08/26/2015 to deliver the total return of the shares
of Australia and New Zealand Banking Group,
Ltd. in exchange for interest based on the Daily
Fed Funds Effective Rate less 0.40%**.

(8,927,610)	12/27/2024	Bank of Queensland, Ltd.	2,138,486
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Australia – (continued)
	Commercial Banks - Non-US – (continued)
$(14,841,399)	12/27/2024	Westpac Banking Corp.	$2,009,653
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$5,304,598

	Belgium – 0.08%
	Medical Drugs – 0.08%
2,406,205	1/4/2024	Galapagos NV	1,670,749
		Agreement with Morgan Stanley, dated 04/03/2019 to receive the total return of the shares of Galapagos NV in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Belgium		$1,670,749

	Brazil – 0.49%
	Commercial Services / Finance – 0.03%
(4,622,849)	2/2/2021	Cielo SA	617,496
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 7.13%**.
	Finance - Other Services – 0.01%
34,597,368	2/2/2021	B3 SA-Brasil Bolsa Balcao	118,822

Agreement with Morgan Stanley, dated
01/30/2019 to receive the total return of the
shares of B3 SA-Brasil Bolsa Balcao in exchange
for interest based on the Daily Fed Funds
Effective Rate plus 1.00%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Brazil – (continued)
	Retail - Discount – 0.45%
$23,127,790	2/2/2021	Magazine Luiza SA	$9,119,798
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$9,856,116

	Japan – 0.03%
	Electric - Integrated – 0.01%
(2,389,657)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	282,406

Agreement with Morgan Stanley, dated
02/17/2016 to deliver the total return of the shares
of Tokyo Electric Power Co. Holdings, Inc. in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.01%
(1,742,550)	12/24/2024	Konica Minolta, Inc.	95,011
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Photo Equipment & Supplies – 0.01%
(2,854,381)	12/24/2024	Nikon Corp.	301,003
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$678,420

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	South Korea – 0.24%
	Electronic Components - Semiconductors – 0.24%
$6,587,098	12/29/2023	Samsung Electronics Co., Ltd.	$4,879,843

Agreement with Morgan Stanley, dated
12/23/2009 to receive the total return of the
shares of Samsung Electronics Co., Ltd. in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 0.90%**.

	Total South Korea		$4,879,843

	Spain – 0.67%
	Building - Heavy Construction – 0.66%
9,694,543	1/4/2024	Cellnex Telecom SA	13,279,180
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Food - Retail – 0.01%
(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	148,376

Agreement with Morgan Stanley, dated
09/29/2014 to deliver the total return of the shares
of Distribuidora Internacional de Alimentacion
SA in exchange for interest based on the Daily
Fed Funds Effective Rate less 23.38%**.

	Total Spain		$13,427,556

	Taiwan – 0.09%
	Computers - Peripheral Equipment – 0.09%
(6,772,922)	1/25/2024	Innolux Display Corp.	1,825,379
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.38%**.
	Total Taiwan		$1,825,379

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	United Kingdom – 0.13%
	Retail - Major Department Store – 0.13%
$(8,327,037)	12/14/2023	Marks & Spencer Group PLC	$2,599,142

Agreement with Morgan Stanley, dated
02/16/2016 to deliver the total return of the shares
of Marks & Spencer Group PLC in exchange for
interest based on the Daily Fed Funds Effective
Rate less 0.30%**.

	Total United Kingdom		$2,599,142
	Total Return Swap Contracts - Unrealized Gain****		$86,189,982

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (0.66%)
	Australia – (0.08%)
	Retail - Building Products – (0.08%)
$(17,552,490)	12/27/2024	Wesfarmers, Ltd.	$(1,590,668)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$(1,590,668)

	Japan – (0.20%)
	Electric Products - Miscellaneous – (0.04%)
(2,279,024)	12/24/2024	Casio Computer Co., Ltd.	(759,495)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment – (0.16%)
(13,447,559)	12/24/2024	Ricoh Co., Ltd.	(3,338,474)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(4,097,969)

	South Korea – (0.05%)
	Electronic Components - Semiconductors – (0.05%)
(2,900,934)	12/29/2023	SK Hynix, Inc.	(962,502)
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.00%**.
	Total South Korea		$(962,502)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Switzerland – (0.02%)
	Enterprise Software - Services – (0.02%)
$(5,913,583)	12/14/2023	Temenos AG	$(354,312)
		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$(354,312)

	Taiwan – (0.09%)
	Electronic Components - Miscellaneous – (0.00%)
(7,278,797)	1/25/2024	AU Optronics Corp.	(62,748)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.63%**.
	Semiconductor Components - Integrated Circuits – (0.09%)
(3,761,893)	1/25/2024	United Microelectronics Corp.	(1,784,721)

Agreement with Morgan Stanley, dated
08/08/2013 to deliver the total return of the shares
of United Microelectronics Corp. in exchange for
interest based on the Daily Fed Funds Effective
Rate less 1.13%**.

	Total Taiwan		$(1,847,469)

	United Kingdom – (0.22%)
	Cosmetics & Toiletries – (0.00%)
(2,688,362)	1/4/2024	Unilever NV	(8,207)
		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2019 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	United Kingdom – (continued)
	Retail - Apparel / Shoes – (0.22%)
$(9,328,139)	12/14/2023	Next PLC	$(4,450,446)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(4,458,653)
	Total Return Swap Contracts - Unrealized Loss*****		$(13,311,573)
	Total Swap Contracts, net		$72,878,409

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of December 31, 2019.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Building - Heavy Construction	0.66
Commercial Banks - Non-US	0.27
Commercial Services - Finance	0.03
Computers - Peripheral Equipment	0.09
Cosmetics & Toiletries	(0.00)
Electric Products - Miscellaneous	(0.04)
Electric - Integrated	0.01
Electronic Components - Miscellaneous	(0.00)
Electronic Components - Semiconductors	0.19
Enterprise Software - Services	(0.02)
Finance - Other Services	0.01
Food - Retail	0.01
Swap Contracts – By Industry	December 31, 2019 Percentage of Members’ Capital (%)
Investment Companies	0.47
Medical - Drugs	0.08
Office Automation & Equipment	(0.15)
Photo Equipment & Supplies	0.01
Private Equity	0.08
Retail - Apparel / Shoes	(0.22)
Retail - Building Products	(0.08)
Retail - Discount	0.45
Retail - Major Department Store	0.13
Semiconductor Components - Integrated Circuits	(0.09)
Web Portals / ISP	1.74
Total Swap Contracts	3.63%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2019
Investment income
Dividends (net of withholding taxes of $860,553)	$18,313,847
Interest	16,291,044
Total investment income	34,604,891
Expenses
Administration fees	25,228,226
Dividends on securities sold, not yet purchased	22,782,928
Prime broker fees	20,518,925
Advisor fees	7,475,030
Interest expense	2,258,614
Accounting and investor services fees	1,217,485
Legal fees	492,608
Custodian fees	398,783
Audit and tax fees	340,585
Board of Managers’ fees and expenses	308,000
Insurance expense	151,882
Printing expense	64,516
Miscellaneous	673,711
Total operating expenses	81,911,293
Net investment loss	(47,306,402)
Net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain on investments in securities	224,264,382
Net realized gain on purchased options	17,637,262
Net realized gain on swap contracts	13,826,639
Net realized gain on forward contracts	3,521,745
Net realized loss on foreign currency transactions	(475,034)
Net realized loss on securities sold, not yet purchased	(124,916,951)
Total net realized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	133,858,043
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) on investments in securities	521,469,767
Net change in unrealized gain/(loss) on swap contracts	39,069,816
Net change in unrealized gain/(loss) on purchased options	22,951,840
Net change in unrealized gain/(loss) on foreign currency transactions	382,939
Net change in unrealized gain/(loss) on forward contracts	(3,544,722)
Net change in unrealized gain/(loss) on securities sold, not yet purchased transactions	(36,577,185)
Total net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	543,752,455
Net realized gain and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	677,610,498
Net increase in Members’ Capital resulting from operations	$630,304,096
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2017	$—	$1,457,845,563	$1,457,845,563
From investment activities
Net investment loss	$—	$(47,331,571)	$(47,331,571)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	93,158,415	93,158,415
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	(147,140,866)	(147,140,866)
Incentive allocation	325,244	(325,244)	—
Net increase/decrease in Members’ Capital resulting from operations	325,244	(101,639,266)	(101,314,022)
Members’ Capital transactions
Capital contributions	—	162,824,927	162,824,927
Capital withdrawals	(325,244)	(73,586,137)	(73,911,381)
Net increase/decrease in Members’ Capital resulting from capital transactions	(325,244)	89,238,790	88,913,546
MEMBERS’ CAPITAL, December 31, 2018	$—	$1,445,445,087	$1,445,445,087
From investment activities
Net investment loss	$—	$(47,306,402)	$(47,306,402)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	133,858,043	133,858,043
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	543,752,455	543,752,455
Incentive allocation	105,866,509	(105,866,509)	—
Net increase in Members’ Capital resulting from operations	105,866,509	524,437,587	630,304,096
Members’ Capital transactions
Capital contributions	—	162,886,517	162,886,517
Capital withdrawals	(105,866,509)	(124,094,706)	(229,961,215)
Net increase/decrease in Members’ Capital resulting from capital transactions	(105,866,509)	38,791,811	(67,074,698)
MEMBERS’ CAPITAL, December 31, 2019	$—	$2,008,674,485	$2,008,674,485
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows

Year Ended December 31, 2019
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$630,304,096
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	1,948,081,728
Purchase of investments in securities	(1,780,567,572)
Proceeds from sale of purchased options	502,626,236
Purchase of options	(529,313,016)
Proceeds from securities sold, not yet purchased	3,322,382,753
Cover of securities sold, not yet purchased	(3,138,881,713)
Net realized gain on investments in securities and purchased options	(116,984,693)
Net change in unrealized (gain)/loss on investments in securities,
purchased options and swap contracts	(546,914,238)
Net change in unrealized (gain)/loss on forward contracts	3,544,722
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(46,394,030)
Increase in interest receivable	(407,555)
Increase in dividend receivable	(2,747,366)
Increase in other assets	(483)
Increase in due to broker	36,487,793
Increase in payable for investment securities purchased	4,464,385
Increase in dividends payable on securities sold, not yet purchased	446,063
Decrease in accounting and investor services fees	(62,822)
Increase in accrued expenses	937,401
Net cash provided by operating activities	287,001,689
Cash flows from financing activities
Capital contributions	162,886,517
Capital withdrawals, net	(110,169,195)
Net cash provided by financing activities	52,717,322
Net change in cash, cash equivalents and restricted cash	339,719,011
Cash, cash equivalents and restricted cash at beginning of year	436,180,920
Cash, cash equivalents and restricted cash at December 31, 2019	$775,899,931
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$2,206,889
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at December 31, 2019:
Cash and cash equivalents	$156,059,609
Restricted cash included in cash and cash equivalents	112,860,213
Restricted cash included in due from broker	506,980,109
Total cash, cash equivalents and restricted cash at December 31, 2019	$775,899,931
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager, holds a non-voting special advisory member interest (the “Special Advisory Member”) in the Company solely for the purpose of receiving the incentive allocation (described in Note 3). OAM and Alkeon are members of Advantage Advisers Management, L.L.C. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively, “Members”) are subject to approval by the Board of Managers. The Company generally accepts

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

1.
Organization (continued)

initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
New Accounting Pronouncements:
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the disclosure requirements. The Company has adopted this new guidance for the period ending December 31, 2019, which eliminated the Company’s disclosure on its policy for timing of transfers between Level 1 and Level 2 of the fair value hierarchy as those terms are defined in Note 2b. No other changes were made to the Company’s disclosures in the notes to the financial statements in order to comply with ASU 2018-13.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

2.
Significant Accounting Policies (continued)

The following is a summary of the Company’s accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.
(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded on the over-the-counter market. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, forward and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of December 31, 2019, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the year ended December 31, 2019, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, and the Schedule of Swap Contracts.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,193,188,995	Common Stock	$1,004,565,716
Equity Options	125,371,327	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	86,189,982	Total Return Swaps	13,311,573
Currency Options	642,663	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$2,405,392,967	Total	$1,017,877,289
c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of  $112,860,213 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”) of which $111,990,127 is held as collateral for swap contracts and $870,086 is held as collateral for securities sold, not yet purchased. At December 31, 2019, $264,331,843 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of  $4,587,979 was held by the Custodian in a foreign cash account.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. No federal, state or local income taxes have been provided on profits of the Company since Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

2.
Significant Accounting Policies (continued)

d.
Income Taxes (continued)

of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the year ended December 31, 2019, the Company did not accrue any interest or penalties payables. As of December 31, 2019, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2016 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $25,228,226 and Multi-Manager advisory services fees and expenses amounted to $7,475,030 for the year ended December 31, 2019. The administration and advisory fees are computed and paid monthly to Multi-Manager.
During the year ended December 31, 2019, Oppenheimer earned $55,312 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the year ended December 31, 2019, an Incentive Allocation of  $105,866,509 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at December 31, 2019, in the Statement of Assets, Liabilities and Members’ Capital.
Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $40,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $10,000 per annum. Total Board of Managers fees and expenses amounted to $308,000 during the year ended December 31, 2019. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $398,783 during the year ended December 31, 2019, of which $61,000 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses were $1,217,485 during the year ended December 31, 2019, of which $198,378 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
During the year the Company engaged Morgan Stanley Fund Services USA L.L.C. (“MSFS”) to provide supplemental trade reconciliation services effective December 1, 2019. The Company

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

pays MSFS a monthly fee for such services. The total fee paid to MSFS was $11,788 for the year ended December 31, 2019, and is included in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the year ended December 31, 2019, placement fees earned by Oppenheimer were $198,813.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2019, were $1,780,567,572 and $1,948,081,728, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2019, were $3,138,881,713 and $3,322,382,753, respectively.
At December 31, 2019, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,521,176,457 and $1,017,090,125, respectively.
For Federal income tax purposes, at December 31, 2019, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $810,550,936, consisting of $894,652,533 gross unrealized gain and $84,101,597 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Credit Suisse Securities (USA) L.L.C. (“Credit Suisse”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) (collectively the “Prime Brokers”).
Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of December 31, 2019, which serves as collateral for securities sold, not yet purchased and is restricted.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

6.
Due from / to Broker (continued)

The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of December 31, 2019, the total value of this collateral was $888,158,401, comprised of pledged securities with a value of  $887,288,315 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $870,086 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $677,710,590, $94,408,249 and $115,169,476 are held at the Custodian on behalf of Morgan Stanley, Credit Suisse and Merrill Lynch, respectively. Additional cash of  $41,705,238 is held as collateral for securities sold, not yet purchased of which $3,738,877 is held at Credit Suisse and $37,966,361 is held at Merrill Lynch, both of which amounts are included in the due from broker in the Statement of Assets, Liabilities and Members’ Capital. For the year ended December 31, 2019, the average daily amount of the margin borrowings was $59,194,523 and the daily weighted average annualized interest rate was 3.78%. The Company has borrowings outstanding at December 31, 2019, totaling $75,907,173, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

due to broker are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers.
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 11.09% of Members’ Capital in equity securities and options (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of December 31, 2019, the Company did not hold any forward contracts. The change in fair value is disclosed in the Statement of Operations as net change in unrealized gain/(loss) on forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of December 31, 2019, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividend and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of December 31, 2019. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swaps could terminate them and request immediate payment or demand increased collateral for the net obligation owed to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of December 31, 2019, $111,990,127 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2019, the Company did not write any options.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

with authoritative guidance and are incorporated for the current year as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the year ended December 31, 2019:
Forward contracts:
Average notional amount	$16,770,781
Currency options:
Average notional amount	$10,163,062
Equity options:
Average notional amount	$2,395,317,100
Total Return swaps:
Average notional amount	$278,267,148
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital as of December 31, 2019. $125,371,327 and $642,663 of the December 31, 2019 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, forward contracts and swaps are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2018
Equity Options	$3,793,825	$24,058,986	$(20,265,161)
Total Return Swaps	44,193,988	10,385,395	33,808,593
Total Year ended December 31, 2018	$47,987,813	$34,444,381	$13,543,432
Total Year ended December 31, 2019
Equity Options	$10,589,451	$8,441,402	$2,148,049
Total Return Swaps	86,189,982	13,311,573	72,878,409
Total Year ended December 31, 2019	$96,779,433	$21,752,975	$75,026,458
Total net change in unrealized gain/(loss)	$48,791,620	$(12,691,406)	$61,483,026

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2018
Currency Options	$—	$818,900	$(818,900)
Forward Contracts	3,544,722	—	3,544,722
Total Year ended December 31, 2018	$3,544,722	$818,900	$2,725,822
Total Year ended December 31, 2019
Currency Options	$—	$280,270	$(280,270)
Forward Contracts	—	—	—
Total Year ended December 31, 2019	$—	$280,270	$(280,270)
Total net change in unrealized gain/(loss)	$(3,544,722)	$(538,630)	$(3,006,092)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Equity Options	$206,782,699	$186,245,464	$20,537,235
Total Return Swaps	28,839,132	15,012,493	13,826,639
Total	$235,621,831	$201,257,957	$34,363,874

The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Currency Options	$—	$2,899,973	$(2,899,973)
Forward Contracts	3,521,745	—	3,521,745
Total	$3,521,745	$2,899,973	$621,772
8.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.
In the event that the Company fails to post collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

8.
Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$86,189,982	$13,311,573	$—	$72,878,409
Total	$86,189,982	$13,311,573	$—	$72,878,409
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$13,311,573	$13,311,573	$—	$—
Total	$13,311,573	$13,311,573	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $111,990,127 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

9.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Members’ Capital, end of period (000s)	$2,008,674	$1,445,445	$1,457,846	$1,129,353	$1,310,708
Ratio of net investment loss to average Members’ Capital**	(2.46%)	(2.97%)	(3.09%)	(2.14%)	(2.37%)
Ratio of expenses to average Members’ Capital**	4.26%	4.39%	4.48%	3.63%	3.52%
Ratio of incentive allocation to average Members’ Capital	5.51%	0.02%	5.26%	0.01%(a)	0.24%
Portfolio turnover	85%	136%	99%	73%	82%
Total return - gross*	42.87%	(6.10%)	34.41%	(1.40%)	5.85%
Total return - net*	35.60%	(6.10%)	27.81%	(1.40%)	5.71%
Ratio of average borrowings to average Members’ Capital	3.08%	2.66%	3.51%	4.53%	3.02%

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2019

9.
Financial Highlights (continued)

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

(a)
Rounded up to 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
10.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of  $48,129,228 from January 1, 2020 through February 27, 2020.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.
Independent Managers
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Luis Rubio, 64 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	1
Janet L. Schinderman, 68 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Independent director for two registered investment companies advised by The Central Park Group.	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Jesse H. Ausubel, 68 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present).	1
Todd T. Milbourn, 50 Manager	Indefinite; Since February 2016	Professor of Finance at Olin Business School, Washington University in St. Louis (since 2010); Senior Associate Dean of Faculty and Research at Olin Business School, Washington University in St. Louis (since 2013).	1
Michael J. Murphy, 64 Manager	Indefinite; Since August 2016	Private investor (since 2013); Founding Partner and Managing Director, Libertas Partners LLC/Knight Capital Group Inc. (2004 – 2013).	1
Interested Manager
Bryan McKigney,* 61 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers
The Board of Managers has selected the following persons to serve as officers of the Company:
Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vineet Bhalla, 59 Chief Financial Officer	One year; Since July 27, 2005
Mr. Bhalla has been an Executive Director at Oppenheimer Asset Management since January 2016 and a Senior Director since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Salvatore Faia, 57 Chief Compliance Officer	One year; Since December 31, 2014	President, Vigilant Compliance, LLC since 2004; and Director of EIP Growth and Income Fund since 2005.
Deborah Kaback, 68 Chief Legal Officer	One year; Since July 23, 2003
Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)
Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan McKigney, 61 President, CEO, and Principal Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Principal Manager; since December 1, 2004
Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).

*
“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as the President of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)
The address of each Manager and officer is c/o Oppenheimer Asset Management, 85 Broad Street, New York, NY 10004.

(2)
Officers are not compensated by the Company.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Managers (the “Board”) has determined that Todd Milbourn is qualified to serve as an audit committee financial expert serving on the Audit Committee of the Board (the “Audit Committee”) and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $206,835 for 2019 and $206,835 for 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2019 and $5,000 for 2018. Audit related fees principally include fees associated with the executive read of the semi-annual statements.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $128,750 for 2019 and $125,000 for 2018. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2019 and $0 for 2018.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $128,750 for 2019 and $125,000 for 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

PROXY VOTING

A. Proxy Voting Policy

The firm has retained Institutional Shareholder Services, Inc. (“ISS”) to provide research and recommendations on proxy voting issues and to facilitate the electronic voting of proxies. ISS has authority to vote the proxies for each Client Account, in accordance with the policies described below.

1.	General Policy. The Firm instructs each Client Account’s custodian to deliver to ISS all proxy solicitation materials that the custodian receives for that Client Account. The Firm provides to ISS a listing of securities held “long” in each Client Account as of the 15th and last day of each month to enable ISS to use reasonable efforts to confirm that ISS has received all proxy solicitation materials concerning such securities.

The Firm, through ISS, will vote proxies on behalf of Client Accounts. ISS evaluates all proxy solicitation material and other facts it deems relevant and may seek additional information from the party soliciting the proxy and independent corroboration of such information when ISS considers it appropriate and when it is reasonably available. The Firm has instructed ISS to make voting decisions on behalf of each Client Account based on the proxy voting guidelines that ISS provides to the Firm. The Firm may override ISS’ voting decisions if the Firm deems it in the best interests of the Client Account. The Firm has instructed ISS to use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

2.	Conflicts of Interest. Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Client Account over proxy voting. The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. Notwithstanding the possibility of such a material conflict arising, the Firm believes that it places the interests of the Client Accounts ahead of the Firm’s own interests by following ISS’ recommendations.

If the Firm determines that the foregoing proxy voting policies do not adequately address a material conflict of interest related to a proxy, the Firm will, in its exclusive discretion, either (a) direct ISS to vote the proxy in accordance with ISS’ recommendation or (b) provide the affected client with copies of all proxy solicitation materials that the Firm receives with respect to that proxy, notify that client of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request, and request that the client consent to the Firm’s intended response. If the client consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice. If the client objects to the Firm’s intended response, the Firm will vote the proxy as directed by the client.

3.	Shareholder Proposals by the Firm. The Firm may submit a shareholder proposal on behalf of a Client Account only if the Firm believes that the proposal would provide a substantial overall benefit to the Client Account.

4.	Disclosures to Clients. The Firm includes in Part 2 of its Form ADV (1) a summary of these proxy voting policies and procedures, (2) an offer to provide a copy of these to clients on request, and (3) information concerning how a client may obtain a report summarizing how the Firm voted proxies on behalf of such client. At the request of a client or Investor (other than a RIC), the Firm provides that client or Investor with a copy of this Part VIII and a report summarizing all proxy solicitations the Firm received with respect to the applicable Client Account during the period requested and action taken by the Firm on each such proxy. Regarding the Firm’s proxy votes on behalf of its RIC clients, the Firm will provide that RIC with the information required to be disclosed by that RIC pursuant to ICA Rule 30b1-4 and SEC Form N-PX promulgated thereunder, including:

a.	The name of the issuer of the portfolio security;

b.	The exchange ticker symbol of the portfolio security;

c.	The CUSIP number for the portfolio security (unless not available through reasonable practical means, e.g., in the case of certain foreign issuers);

d.	The shareholder meeting date;

e.	A brief identification of the matter voted on;

f.	Whether the matter was proposed by the issuer or by a security holder;

g.	Whether the Firm cast its vote on the matter;

h.	How the Firm cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.	Whether the Firm cast its vote for or against management.

B. Records

See Part IX (Recordkeeping Requirements), Section B.9. regarding records that must be maintained relating to these proxy voting policies and procedures.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)     Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Panayotis ("Takis") Sparaggis, the controlling person and Chief Investment Officer of Alkeon Capital Management, LLC (“Alkeon”), has served since the Fund’s inception as the Fund's principal portfolio manager (the "Portfolio Manager") and is the lead member of Alkeon’s Investment Team. Other members of the Investment Team assist Mr. Sparaggis in his role as the Fund’s Portfolio Manager. Mr. Sparaggis founded Alkeon in January 2002. From May 1995 until the founding of Alkeon, Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)      Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the other accounts that Mr. Sparaggis managed as of December 31, 2019:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	1	$4,667,480,179	1	$4,667,480,179
	Other Pooled Investment Vehicles:	8	$4,490,988,924	8	$4,490,988,924
	Other Accounts:	0	0	0	0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

●	Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

●	Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

●	Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

●	Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)      Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its controlling principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)      Disclosure of Securities Ownership

The table below sets forth beneficial ownership of interests of the registrant by the Portfolio Manager as of December 31, 2019:

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned
Panayotis Sparaggis	$0

(b)       Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	March 4, 2020

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date	March 4, 2020

* Print the name and title of each signing officer under his or her signature.